SEGMENT REPORTING (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	$ 4,979	$ 5,023	$ 4,206
Americas [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	1,903	795	662
EMEA [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	451	634	421
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	845	1,145	411
Israel [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	$ 1,780	$ 2,449	$ 2,712